UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3906
                                    --------

PC&J Performance Fund
---------------------
                    (Exact name of registrant as specified in charter)

120 West Third Street, Suite 300     Dayton, OH
-----------------------------------------------
45402-1819
----------
          (Address of principal executive offices)               (Zip Code)

PC&J Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
-------------------------------------------------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
                                                    -------------

Date of fiscal year end:  December 31
                         ------------

Date of reporting period: June 30, 2009
                          -------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.







ABBOTT LABORATORIES
2009 Annual Meeting of Shareholders

Friday, April 24, 2009

For holders as of:  02/25/2009

Cusip:  002824-100     Ticker: ABT


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   R.J. ALPERN
2)   R.S. AUSTIN
3)   W.M. DALEY
4)   W.J. FARRELL
5)   H.L. FULLER
6)   W.A. OSBORN
7)   D.A.L. OWEN
8)   W.A. REYNOLDS
9)   R.S. ROBERTS
10)   S.C. SCOTT III
11)   W.D. SMITHBURG
12)   G.F. TILTON
13)   M.D. WHITE
 For  For All Nominees

1)   R.J. ALPERN
2)   R.S. AUSTIN
3)   W.M. DALEY
4)   W.J. FARRELL
5)   H.L. FULLER
6)   W.A. OSBORN
7)   D.A.L. OWEN
8)   W.A. REYNOLDS
9)   R.S. ROBERTS
10)   S.C. SCOTT III
11)   W.D. SMITHBURG
12)   G.F. TILTON
13)   M.D. WHITE

02  APPROVAL OF THE ABBOTT LABORATORIES 2009 INCENTIVE STOCK PROGRAM
 For  For
03 APPROVAL OF THE ABBOTT LABORATORIES 2009 EMPLOYEE STOCK PURCHASE PLAN FOR NON-U.S. EMPLOYEES
 For  For
04  RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS
 For  For
05  SHAREHOLDER PROPOSAL - ANIMAL TESTING
 Against  Against
06  SHAREHOLDER PROPOSAL - HEALTH CARE PRINCIPLES
 Against  Against
07  SHAREHOLDER PROPOSAL - ADVISORY VOTE
 Against  Against


































 ACCENTURE LTD
2009 Annual Meeting of Shareholders

Thursday, February 12, 2009

For holders as of:  12/15/2008

Cusip:  G1150G-111          Ticker: ACN


    Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  RE-APPOINTMENT TO THE BOARD OF DIRECTORS: CHARLES H. GIANCARLO
 For  For
1B  RE-APPOINTMENT TO THE BOARD OF DIRECTORS: DINA DUBLON
 For  For
1C  RE-APPOINTMENT TO THE BOARD OF DIRECTORS: WILLIAM D. GREEN
 For  For
1D  RE-APPOINTMENT TO THE BOARD OF DIRECTORS: NOBUYUKI IDEI
 For  For
1E  RE-APPOINTMENT TO THE BOARD OF DIRECTORS: MARJORIE MAGNER
 For  For
2 RE-APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE 2009 FISCAL YEAR AND AUTHORIZATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE KPMG LLP'S REMUNERATION.
 For  For

AFLAC INCORPORATED Control# 899584889444
2009 Annual Meeting of Shareholders
Monday, May 4, 2009

For holders as of: 02/24/2009

Cusip: 001055-102          Ticker: AFL

1A  ELECTION OF DIRECTOR: DANIEL P. AMOS
 For  For
1B  ELECTION OF DIRECTOR: JOHN SHELBY AMOS II
 For  For
1C  ELECTION OF DIRECTOR: PAUL S. AMOS II
 For  For
1D  ELECTION OF DIRECTOR: YOSHIRO AOKI
 For  For
1E  ELECTION OF DIRECTOR: MICHAEL H. ARMACOST
 For  For
1F  ELECTION OF DIRECTOR: KRISS CLONINGER III
 For  For
1G  ELECTION OF DIRECTOR: JOE FRANK HARRIS
 For  For
1H  ELECTION OF DIRECTOR: ELIZABETH J. HUDSON
 For  For
1I  ELECTION OF DIRECTOR: KENNETH S. JANKE SR.
 For  For
1J  ELECTION OF DIRECTOR: DOUGLAS W. JOHNSON
 For  For
1K  ELECTION OF DIRECTOR: ROBERT B. JOHNSON
 For  For
1L  ELECTION OF DIRECTOR: CHARLES B. KNAPP
 For  For
1M  ELECTION OF DIRECTOR: E. STEPHEN PURDOM
 For  For
1N  ELECTION OF DIRECTOR: BARBARA K. RIMER, DR. PH
 For  For
1O  ELECTION OF DIRECTOR: MARVIN R. SCHUSTER
 For  For
1P  ELECTION OF DIRECTOR: DAVID GARY THOMPSON
 For  For
1Q  ELECTION OF DIRECTOR: ROBERT L. WRIGHT
 For  For
02  TO CONSIDER AND APPROVE THE FOLLOWING ADVISORY (NON-BINDING) PROPOSAL:
"RESOLVED, THAT THE SHAREHOLDERS APPROVE THE OVERALL EXECUTIVE PAY-FOR-PERFORMANCE COMPENSATION POLICIES AND PROCEDURES EMPLOYED BY THE COMPANY, AS DESCRIBED IN THE COMPENSATION DISCUSSION AND ANALYSIS AND THE TABULAR DISCLOSURE REGARDING NAMED EXECUTIVE OFFICER COMPENSATION IN THIS PROXY STATEMENT."
 For  For
03 RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2009.
 For  For

AMGEN INC. Control# 205198333952
2009 Annual Meeting of Shareholders

Wednesday, May 6, 2009

For holders as of:  03/09/2009

Cusip:  031162-100               ticker: AMGN

You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: DR. DAVID BALTIMORE
 For  For
1B  ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR.
 For  For
1C  ELECTION OF DIRECTOR: MR. FRANCOIS DE CARBONNEL
 For  For
1D  ELECTION OF DIRECTOR: MR. JERRY D. CHOATE
 For  For
1E  ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN
 For  For
1F  ELECTION OF DIRECTOR: MR. FREDERICK W. GLUCK
 For  For
1G  ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER
 For  For
1H  ELECTION OF DIRECTOR: DR. GILBERT S. OMENN
 For  For
1I  ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM
 For  For
1J  ELECTION OF DIRECTOR: ADM. J. PAUL REASON, USN (RETIRED)
 For  For
1K  ELECTION OF DIRECTOR: MR. LEONARD D. SCHAEFFER
 For  For
1L  ELECTION OF DIRECTOR: MR. KEVIN W. SHARER
 For  For
02 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2009.
 For  For
03 TO APPROVE THE PROPOSED 2009 EQUITY INCENTIVE PLAN, WHICH AUTHORIZES THE ISSUANCE OF 100,000,000 SHARES.
 For  For
04 TO APPROVE THE PROPOSED AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED, WHICH REDUCES THE SIXTY-SIX AND TWO-THIRDS PERCENT (66-2/3%) VOTING REQUIREMENT TO A SIMPLE MAJORITY VOTING REQUIREMENT FOR APPROVAL OF CERTAIN BUSINESS COMBINATIONS.
 For  For
5A STOCKHOLDER PROPOSAL #1 (AMEND OUR BYLAWS TO PERMIT 10 PERCENT OF OUR OUTSTANDING COMMON STOCK THE ABILITY TO CALL SPECIAL MEETINGS.)
 Against  Against
5B STOCKHOLDER PROPOSAL #2 (CHANGE OUR JURISDICTION OF INCORPORATION FROM DELAWARE TO NORTH DAKOTA.)
 Against  Against

APPLE INC. Control# 684404488082
2009 Annual Meeting of Shareholders

Wednesday, February 25, 2009

For holders as of:  12/29/2008

Cusip:  037833-100     Ticker: AAPL


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   WILLIAM V. CAMPBELL
2)   MILLARD S. DREXLER
3)   ALBERT A. GORE, JR.
4)   STEVEN P. JOBS
5)   ANDREA JUNG
6)   A.D. LEVINSON, PH.D.
7)   ERIC E. SCHMIDT, PH.D.
8)   JEROME B. YORK
 For  For All Nominees

1)   WILLIAM V. CAMPBELL
2)   MILLARD S. DREXLER
3)   ALBERT A. GORE, JR.
4)   STEVEN P. JOBS
5)   ANDREA JUNG
6)   A.D. LEVINSON, PH.D.
7)   ERIC E. SCHMIDT, PH.D.
8)   JEROME B. YORK

02 SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS AND EXPENDITURES REPORT, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against
03 SHAREHOLDER PROPOSAL REGARDING ADOPTION OF PRINCIPLES FOR HEALTH CARE REFORM, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against
04 SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY REPORT, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against
05 SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE ON COMPENSATION, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against

 BJ SERVICES COMPANY Annual Meeting


Meeting Date: 01/29/2009  for holders as of  12/08/2008

CUSIP: 055482-OIH  Ticker:  BJS

Proxy Ballot:

 01. DIRECTOR(S):
 JOHN R. HUFF    You Voted: For
 MICHAEL E. PATRICK    You Voted: For



 02. TO APPROVE AMENDMENTS TO THE BJ SERVICES COMPANY 2003 INCENTIVE PLAN. You Voted: For This Proposal.
  03. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR 2009.
  You Voted: For This Proposal.

BMC SOFTWARE, INC. Annual Meeting

 Meeting Date: 07/22/2008  for holders as of  05/27/2008

CUSIP: 055921-100          TICKER: BMC

Proxy Ballot:

 01. DIRECTOR(S):
 B. GARLAND CUPP    You Voted: For
 ROBERT E. BEAUCHAMP    You Voted: For
 JON E. BARFIELD    You Voted: For
 GARY BLOOM    You Voted: For
 MELDON K. GAFNER    You Voted: For
 P. THOMAS JENKINS    You Voted: For
 LOUIS J. LAVIGNE, JR.    You Voted: For
 KATHLEEN A. O'NEIL    You Voted: For
 TOM C. TINSLEY    You Voted: For



 02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING MARCH 31, 2009.
  You Voted: For This Proposal.

CAPSTEAD MORTGAGE CORPORATION Control# 491556101269

2009 Annual Meeting of Shareholders

Thursday, April 30, 2009

For holders as of:  02/18/2009

Cusip:  14067E-506               ticker CMO

PROXY BALLOT
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors
Your Vote

1  DIRECTOR
1)   JACK BIEGLER
2)   ANDREW F. JACOBS
3)   GARY KEISER
4)   PAUL M. LOW
5)   CHRISTOPHER W. MAHOWALD
6)   MICHAEL G. O'NEIL
7)   MARK S. WHITING
 For  For All Nominees

1)   JACK BIEGLER
2)   ANDREW F. JACOBS
3)   GARY KEISER
4)   PAUL M. LOW
5)   CHRISTOPHER W. MAHOWALD
6)   MICHAEL G. O'NEIL
7)   MARK S. WHITING

2 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.
 For  For

CHEVRON CORPORATION Control# 122610323333
2009 Annual Meeting of Shareholders

Wednesday, May 27, 2009

For holders as of:  04/01/2009

Cusip:  166764-100
Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: S.H. ARMACOST
 For  For
1B  ELECTION OF DIRECTOR: L.F. DEILY
 For  For
1C  ELECTION OF DIRECTOR: R.E. DENHAM
 For  For
1D  ELECTION OF DIRECTOR: R.J. EATON
 For  For
1E  ELECTION OF DIRECTOR: E. HERNANDEZ
 For  For
1F  ELECTION OF DIRECTOR: F.G. JENIFER
 For  For
1G  ELECTION OF DIRECTOR: S. NUNN
 For  For
1H  ELECTION OF DIRECTOR: D.J. O'REILLY
 For  For
1I  ELECTION OF DIRECTOR: D.B. RICE
 For  For
1J  ELECTION OF DIRECTOR: K.W. SHARER
 For  For
1K  ELECTION OF DIRECTOR: C.R. SHOEMATE
 For  For
1L  ELECTION OF DIRECTOR: R.D. SUGAR
 For  For
1M  ELECTION OF DIRECTOR: C. WARE
 For  For
1N  ELECTION OF DIRECTOR: J.S. WATSON
 For  For
02  RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 For  For
03 APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE CHEVRON INCENTIVE PLAN
 For  For
04 APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE LONG-TERM INCENTIVE PLAN OF CHEVRON CORPORATION
 For  For
05  SPECIAL STOCKHOLDER MEETINGS
 Against  Against
06  ADVISORY VOTE ON SUMMARY COMPENSATION TABLE
 Against  Against
07  GREENHOUSE GAS EMISSIONS
 Against  Against
08  COUNTRY SELECTION GUIDELINES
 Against  Against
09  HUMAN RIGHTS POLICY
 Against  Against
10  HOST COUNTRY LAWS
 Against  Against

 THE COCA-COLA COMPANY
2009 Annual Meeting of Shareholders

Wednesday, April 22, 2009

For holders as of:  02/23/2009

Cusip:  191216-100     Ticker: KO


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  ELECTION OF DIRECTOR: HERBERT A. ALLEN
 For  For
02  ELECTION OF DIRECTOR: RONALD W. ALLEN
 For  For
03  ELECTION OF DIRECTOR: CATHLEEN P. BLACK
 For  For
04  ELECTION OF DIRECTOR: BARRY DILLER
 For  For
05  ELECTION OF DIRECTOR: ALEXIS M. HERMAN
 For  For
06  ELECTION OF DIRECTOR: MUHTAR KENT
 For  For
07  ELECTION OF DIRECTOR: DONALD R. KEOUGH
 For  For
08  ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO
 For  For
09  ELECTION OF DIRECTOR: DONALD F. MCHENRY
 For  For
10  ELECTION OF DIRECTOR: SAM NUNN
 For  For
11  ELECTION OF DIRECTOR: JAMES D. ROBINSON III
 For  For
12  ELECTION OF DIRECTOR: PETER V. UEBERROTH
 For  For
13  ELECTION OF DIRECTOR: JACOB WALLENBERG
 For  For
14  ELECTION OF DIRECTOR: JAMES B. WILLIAMS
 For  For
15  RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS
 For  For
16  SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION
 Against  Against
17  SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIR
 Against  Against
18  SHAREOWNER PROPOSAL REGARDING A BOARD COMMITTEE ON HUMAN RIGHTS
 Against  Against
19  SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK
 Against  Against

CSX CORPORATION Control# 603020916147
2009 Annual Meeting of Shareholders

Wednesday, May 6, 2009

For holders as of:  03/06/2009

Cusip:  126408-103               TICKER: CSX

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   D.M. ALVARADO
2)   A. BEHRING
3)   SEN. J.B. BREAUX
4)   S.T. HALVERSON
5)   E.J. KELLY, III
6)   G. H. LAMPHERE
7)   J.D. MCPHERSON
8)   T.T. O'TOOLE
9)   D.M. RATCLIFFE
10)   D.J. SHEPARD
11)   M.J. WARD
 For  For All Nominees

1)   D.M. ALVARADO
2)   A. BEHRING
3)   SEN. J.B. BREAUX
4)   S.T. HALVERSON
5)   E.J. KELLY, III
6)   G. H. LAMPHERE
7)   J.D. MCPHERSON
8)   T.T. O'TOOLE
9)   D.M. RATCLIFFE
10)   D.J. SHEPARD
11)   M.J. WARD

02 RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS CSX'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009
 For  For

EMC CORPORATION Control# 602577902372
2009 Annual Meeting of Shareholders

Wednesday, May 6, 2009

For holders as of:  03/05/2009

Cusip:  268648-102               TICKER: EMC

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: MICHAEL W. BROWN
 For  For
1B  ELECTION OF DIRECTOR: RANDOLPH L. COWEN
 For  For
1C  ELECTION OF DIRECTOR: MICHAEL J. CRONIN
 For  For
1D  ELECTION OF DIRECTOR: GAIL DEEGAN
 For  For
1E  ELECTION OF DIRECTOR: JOHN R. EGAN
 For  For
1F  ELECTION OF DIRECTOR: W. PAUL FITZGERALD
 For  For
1G  ELECTION OF DIRECTOR: EDMUND F. KELLY
 For  For
1H  ELECTION OF DIRECTOR: WINDLE B. PRIEM
 For  For
1I  ELECTION OF DIRECTOR: PAUL SAGAN
 For  For
1J  ELECTION OF DIRECTOR: DAVID N. STROHM
 For  For
1K  ELECTION OF DIRECTOR: JOSEPH M. TUCCI
 For  For
02 TO RATIFY SELECTION BY AUDIT COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS EMC'S INDEPENDENT AUDITORS.
 For  For
03 TO APPROVE AN AMENDMENT TO EMC'S EMPLOYEE STOCK PURCHASE PLAN TO INCREASE SHARES AVAILABLE BY 30 MILLION.
 For  For
04 TO APPROVE AN AMENDMENT TO EMC'S BYLAWS TO REDUCE THE PERCENTAGE OF SHARES REQUIRED FOR SHAREHOLDERS TO CALL A SPECIAL MEETING.
 For  For
05 TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 Against  Against

ENSCO INTERNATIONAL INCORPORATED Control# 121572532370
2009 Annual Meeting of Shareholders

Thursday, May 28, 2009

For holders as of:  03/31/2009

Cusip:  26874Q-OIH

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: GERALD W. HADDOCK
 For  For
1B  ELECTION OF DIRECTOR: PAUL E. ROWSEY, III
 For  For
1C  ELECTION OF DIRECTOR: C. CHRISTOPHER GAUT
 For  For
02 APPROVAL OF AN AMENDMENT TO THE ENSCO 2005 LONG-TERM INCENTIVE PLAN AND REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS THEREIN FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.
 For  For
03 RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.
 For  For

EXXON MOBIL CORPORATION
2009 Annual Meeting of Shareholders

Wednesday, May 27, 2009

For holders as of:  04/06/2009

Cusip:  30231G-102          ticker: xom


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   M.J. BOSKIN
2)   L.R. FAULKNER
3)   K.C. FRAZIER
4)   W.W. GEORGE
5)   R.C. KING
6)   M.C. NELSON
7)   S.J. PALMISANO
8)   S.S REINEMUND
9)   R.W. TILLERSON
10)   E.E. WHITACRE, JR.
 For  For All Nominees

1)   M.J. BOSKIN
2)   L.R. FAULKNER
3)   K.C. FRAZIER
4)   W.W. GEORGE
5)   R.C. KING
6)   M.C. NELSON
7)   S.J. PALMISANO
8)   S.S REINEMUND
9)   R.W. TILLERSON
10)   E.E. WHITACRE, JR.

02  RATIFICATION OF INDEPENDENT AUDITORS (PAGE 50)
 For  For
03  CUMULATIVE VOTING (PAGE 51)
 Against  Against
04  SPECIAL SHAREHOLDER MEETINGS (PAGE 53)
 Against  Against
05  INCORPORATE IN NORTH DAKOTA (PAGE 54)
 Against  Against
06  BOARD CHAIRMAN AND CEO (PAGE 55)
 Against  Against
07  SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 57)
 Against  Against
08  EXECUTIVE COMPENSATION REPORT (PAGE 59)
 Against  Against
09  CORPORATE SPONSORSHIPS REPORT (PAGE 60)
 Against  Against
10  AMENDMENT OF EEO POLICY (PAGE 62)
 Against  Against
11  GREENHOUSE GAS EMISSIONS GOALS (PAGE 63)
 Against  Against
12  CLIMATE CHANGE AND TECHNOLOGY REPORT (PAGE 65)
 Against  Against
13  RENEWABLE ENERGY POLICY (PAGE 66)
 Against  Against

 GENERAL ELECTRIC COMPANY
2009 Annual Meeting of Shareholders

Wednesday, April 22, 2009

For holders as of:  02/23/2009

Cusip:  369604-103     Ticker: GE


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

A1  ELECTION OF DIRECTOR: JAMES I. CASH, JR.
 For  For
A2  ELECTION OF DIRECTOR: WILLIAM M. CASTELL
 For  For
A3  ELECTION OF DIRECTOR: ANN M. FUDGE
 For  For
A4  ELECTION OF DIRECTOR: SUSAN HOCKFIELD
 For  For
A5  ELECTION OF DIRECTOR: JEFFREY R. IMMELT
 For  For
A6  ELECTION OF DIRECTOR: ANDREA JUNG
 For  For
A7  ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY
 For  For
A8  ELECTION OF DIRECTOR: ROBERT W. LANE
 For  For
A9  ELECTION OF DIRECTOR: RALPH S. LARSEN
 For  For
A10  ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS
 For  For
A11  ELECTION OF DIRECTOR: JAMES J. MULVA
 For  For
A12  ELECTION OF DIRECTOR: SAM NUNN
 For  For
A13  ELECTION OF DIRECTOR: ROGER S. PENSKE
 For  For
A14  ELECTION OF DIRECTOR: ROBERT J. SWIERINGA
 For  For
A15  ELECTION OF DIRECTOR: DOUGLAS A. WARNER III
 For  For
B  RATIFICATION OF KPMG
 For  For
C1  CUMULATIVE VOTING
 Against  Against
C2  EXECUTIVE COMPENSATION ADVISORY VOTE
 Against  Against
C3  INDEPENDENT STUDY REGARDING BREAKING UP GE
 Against  Against
C4  DIVIDEND POLICY
 Against  Against
C5  SHAREHOLDER VOTE ON GOLDEN PARACHUTES
 Against  Against




































HEWLETT-PACKARD COMPANY
2009 Annual Meeting of Shareholders

Wednesday, March 18, 2009

For holders as of:  01/20/2009

Cusip:  428236-103               Ticker: HPQ


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: L. T. BABBIO, JR.
 For  For
1B  ELECTION OF DIRECTOR: S. M. BALDAUF
 For  For
1C  ELECTION OF DIRECTOR: R. L. GUPTA
 For  For
1D  ELECTION OF DIRECTOR: J. H. HAMMERGREN
 For  For
1E  ELECTION OF DIRECTOR: M. V. HURD
 For  For
1F  ELECTION OF DIRECTOR: J. Z. HYATT
 For  For
1G  ELECTION OF DIRECTOR: J. R. JOYCE
 For  For
1H  ELECTION OF DIRECTOR: R. L. RYAN
 For  For
1I  ELECTION OF DIRECTOR: L. S. SALHANY
 For  For
1J  ELECTION OF DIRECTOR: G. K. THOMPSON
 For  For
02 PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2009.
 For  For

HONEYWELL INTERNATIONAL INC.
2009 Annual Meeting of Shareholders

Monday, April 27, 2009

For holders as of:  02/27/2009

Cusip:  438516-106     Ticker: HON


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: GORDON M. BETHUNE
 For  For
1B  ELECTION OF DIRECTOR: JAIME CHICO PARDO
 For  For
1C  ELECTION OF DIRECTOR: DAVID M. COTE
 For  For
1D  ELECTION OF DIRECTOR: D. SCOTT DAVIS
 For  For
1E  ELECTION OF DIRECTOR: LINNET F. DEILY
 For  For
1F  ELECTION OF DIRECTOR: CLIVE R. HOLLICK
 For  For
1G  ELECTION OF DIRECTOR: GEORGE PAZ
 For  For
1H  ELECTION OF DIRECTOR: BRADLEY T. SHEARES
 For  For
1I  ELECTION OF DIRECTOR: JOHN R. STAFFORD
 For  For
1J  ELECTION OF DIRECTOR: MICHAEL W. WRIGHT
 For  For
02  APPROVAL OF INDEPENDENT ACCOUNTANTS
 For  For
03  CUMULATIVE VOTING
 Against  Against
04  PRINCIPLES FOR HEALTH CARE REFORM
 Against  Against
05  EXECUTIVE COMPENSATION ADVISORY VOTE
 Against  Against
06  TAX GROSS-UP PAYMENTS
 Against  Against
07  SPECIAL SHAREOWNER MEETINGS
 Against  Against
JOHNSON & JOHNSON
2009 Annual Meeting of Shareholders

Thursday, April 23, 2009

For holders as of:  02/24/2009

Cusip:  478160-104     Ticker: JNJ


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: MARY SUE COLEMAN
 For  For
1B  ELECTION OF DIRECTOR: JAMES G. CULLEN
 For  For
1C  ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS
 For  For
1D  ELECTION OF DIRECTOR: ARNOLD G. LANGBO
 For  For
1E  ELECTION OF DIRECTOR: SUSAN L. LINDQUIST
 For  For
1F  ELECTION OF DIRECTOR: LEO F. MULLIN
 For  For
1G  ELECTION OF DIRECTOR: WILLIAM D. PEREZ
 For  For
1H  ELECTION OF DIRECTOR: CHARLES PRINCE
 For  For
1I  ELECTION OF DIRECTOR: DAVID SATCHER
 For  For
1J  ELECTION OF DIRECTOR: WILLIAM C. WELDON
 For  For
02 RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 For  For
03  ADVISORY VOTE ON EXECUTIVE COMPENSATION POLICIES AND DISCLOSURE
 Against  Against






MARTEK BIOSCIENCES CORPORATION Control# 690361875555
2009 Annual Meeting of Shareholders

Thursday, March 19, 2009

For holders as of:  01/21/2009

Cusip:  572901-106   Ticker: MATK


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: HARRY J. D'ANDREA
 For  For
1B  ELECTION OF DIRECTOR: JAMES R. BEERY
 For  For
1C  ELECTION OF DIRECTOR: MICHAEL G. DEVINE
 For  For
1D  ELECTION OF DIRECTOR: STEVE DUBIN
 For  For
1E  ELECTION OF DIRECTOR: ROBERT J. FLANAGAN
 For  For
1F  ELECTION OF DIRECTOR: POLLY B. KAWALEK
 For  For
1G  ELECTION OF DIRECTOR: JEROME C. KELLER
 For  For
1H  ELECTION OF DIRECTOR: DOUGLAS J. MACMASTER, JR.
 For  For
1I  ELECTION OF DIRECTOR: ROBERT H. MAYER
 For  For
1J  ELECTION OF DIRECTOR: EUGENE H. ROTBERG
 For  For
02 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2009
 For  For

MCDONALD'S CORPORATION
2009 Annual Meeting of Shareholders

Wednesday, May 27, 2009

For holders as of:  03/30/2009

Cusip:  580135-101               ticker: mcd

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: ROBERT A. ECKERT
 For  For
1B  ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.
 For  For
1C  ELECTION OF DIRECTOR: JEANNE P. JACKSON
 For  For
1D  ELECTION OF DIRECTOR: ANDREW J. MCKENNA
 For  For
02 APPROVAL OF THE APPOINTMENT OF AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE AS INDEPENDENT AUDITORS FOR 2009.
 For  For
03 APPROVAL OF PERFORMANCE GOALS FOR CERTAIN QUALIFIED PERFORMANCE-BASED AWARDS UNDER THE MCDONALD'S CORPORATION AMENDED AND RESTATED 2001 OMNIBUS STOCK OWNERSHIP PLAN.
 For  For
04  APPROVAL OF MCDONALD'S CORPORATION 2009 CASH INCENTIVE PLAN.
 For  For
05  SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION.
 Against  Against
06  SHAREHOLDER PROPOSAL RELATING TO THE USE OF CAGE-FREE EGGS.
 Against  Against

MCDONALD'S CORPORATION Control# 414611501426
2009 Annual Meeting of Shareholders

Wednesday, May 27, 2009

For holders as of:  03/30/2009

Cusip:  580135-101                    ticker: mcd

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: ROBERT A. ECKERT
 For  For
1B  ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.
 For  For
1C  ELECTION OF DIRECTOR: JEANNE P. JACKSON
 For  For
1D  ELECTION OF DIRECTOR: ANDREW J. MCKENNA
 For  For
02 APPROVAL OF THE APPOINTMENT OF AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE AS INDEPENDENT AUDITORS FOR 2009.
 For  For
03 APPROVAL OF PERFORMANCE GOALS FOR CERTAIN QUALIFIED PERFORMANCE-BASED AWARDS UNDER THE MCDONALD'S CORPORATION AMENDED AND RESTATED 2001 OMNIBUS STOCK OWNERSHIP PLAN.
 For  For
04  APPROVAL OF MCDONALD'S CORPORATION 2009 CASH INCENTIVE PLAN.
 For  For
05  SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION.
 Against  Against
06  SHAREHOLDER PROPOSAL RELATING TO THE USE OF CAGE-FREE EGGS.
 Against  Against

MCDONALD'S CORPORATION
2009 Annual Meeting of Shareholders

Wednesday, May 27, 2009

For holders as of:  03/30/2009

Cusip:  580135-101               ticker: mcd

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: ROBERT A. ECKERT
 For  For
1B  ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.
 For  For
1C  ELECTION OF DIRECTOR: JEANNE P. JACKSON
 For  For
1D  ELECTION OF DIRECTOR: ANDREW J. MCKENNA
 For  For
02 APPROVAL OF THE APPOINTMENT OF AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE AS INDEPENDENT AUDITORS FOR 2009.
 For  For
03 APPROVAL OF PERFORMANCE GOALS FOR CERTAIN QUALIFIED PERFORMANCE-BASED AWARDS UNDER THE MCDONALD'S CORPORATION AMENDED AND RESTATED 2001 OMNIBUS STOCK OWNERSHIP PLAN.
 For  For
04  APPROVAL OF MCDONALD'S CORPORATION 2009 CASH INCENTIVE PLAN.
 For  For
05  SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION.
 Against  Against
06  SHAREHOLDER PROPOSAL RELATING TO THE USE OF CAGE-FREE EGGS.
 Against  Against

MICROSOFT CORPORATION Annual Meeting


Meeting Date: 11/19/2008  for holders as of  09/05/2008

CUSIP: 594918-104          MSFT

Proxy Ballot:

 01.  ELECTION OF DIRECTOR: STEVEN A. BALLMER
  You Voted: For This Proposal.
  02.  ELECTION OF DIRECTOR: JAMES I. CASH JR.
  You Voted: For This Proposal.
  03.  ELECTION OF DIRECTOR: DINA DUBLON
  You Voted: For This Proposal.
  04.  ELECTION OF DIRECTOR: WILLIAM H. GATES III
  You Voted: For This Proposal.
  05.  ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN
  You Voted: For This Proposal.
  06.  ELECTION OF DIRECTOR: REED HASTINGS
  You Voted: For This Proposal.
  07.  ELECTION OF DIRECTOR: DAVID F. MARQUARDT
  You Voted: For This Proposal.
  08.  ELECTION OF DIRECTOR: CHARLES H. NOSKI
  You Voted: For This Proposal.
  09.  ELECTION OF DIRECTOR: HELMUT PANKE
  You Voted: For This Proposal.
  10. APPROVAL OF MATERIAL TERMS OF PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN.
  You Voted: For This Proposal.
  11. APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.
  You Voted: For This Proposal.
  12. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.
  You Voted: For This Proposal.
  13.  SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES ON INTERNET CENSORSHIP.
  You Voted: Against This Proposal.
  14. SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS. You Voted: Against This Proposal.
  15.  SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE CONTRIBUTIONS.
  You Voted: Against This Proposal.

MONSANTO COMPANY Annual Meeting


Meeting Date: 01/14/2009  for holders as of  11/17/2008

CUSIP: 61166W-101          Ticker MON

Proxy Ballot:

 1A.  ELECTION OF DIRECTOR: JANICE L. FIELDS
  You Voted: For This Proposal.
  1B.  ELECTION OF DIRECTOR: HUGH GRANT
  You Voted: For This Proposal.
  1C.  ELECTION OF DIRECTOR: C. STEVEN MCMILLAN
  You Voted: For This Proposal.
  1D.  ELECTION OF DIRECTOR: ROBERT J. STEVENS
  You Voted: For This Proposal.
  02. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.
  You Voted: For This Proposal.

NIKE, INC. Annual Meeting


Meeting Date: 09/22/2008  for holders as of  07/25/2008

CUSIP: 654106-103  Ticker NKE

Your Control Number: 357514231839

Proxy Ballot:

 01. DIRECTOR(S):
 JILL K. CONWAY    You Voted: For
 ALAN B. GRAF, JR.    You Voted: For
 JEANNE P. JACKSON    You Voted: For



 02. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
  You Voted: For This Proposal.

NORTHERN TRUST CORPORATION
2009 Annual Meeting of Shareholders

Tuesday, April 21, 2009

For holders as of:  03/02/2009

Cusip:  665859-104     Ticker: NTRS


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   LINDA WALKER BYNOE
2)   NICHOLAS D. CHABRAJA
3)   SUSAN CROWN
4)   DIPAK C. JAIN
5)   ARTHUR L. KELLY
6)   ROBERT C. MCCORMACK
7)   EDWARD J. MOONEY
8)   WILLIAM A. OSBORN
9)   JOHN W. ROWE
10)   HAROLD B. SMITH
11)   WILLIAM D. SMITHBURG
12)   ENRIQUE J. SOSA
13)   CHARLES A. TRIBBETT III
14)   FREDERICK H. WADDELL
 For  For All Nominees

1)   LINDA WALKER BYNOE
2)   NICHOLAS D. CHABRAJA
3)   SUSAN CROWN
4)   DIPAK C. JAIN
5)   ARTHUR L. KELLY
6)   ROBERT C. MCCORMACK
7)   EDWARD J. MOONEY
8)   WILLIAM A. OSBORN
9)   JOHN W. ROWE
10)   HAROLD B. SMITH
11)   WILLIAM D. SMITHBURG
12)   ENRIQUE J. SOSA
13)   CHARLES A. TRIBBETT III
14)   FREDERICK H. WADDELL

02 RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.
 For  For
03 ADOPTION OF THE PROPOSAL RELATING TO AN ADVISORY (NON-BINDING) VOTE ON EXECUTIVE COMPENSATION.
 For  For







































OCCIDENTAL PETROLEUM CORPORATION Control# 002541564247
2009 Annual Meeting of Shareholders

Friday, May 1, 2009

For holders as of:  03/11/2009

Cusip:  674599-105               Ticker: OXY

1A  ELECTION OF DIRECTOR: SPENCER ABRAHAM
 For  For
1B  ELECTION OF DIRECTOR: RONALD W. BURKLE
 For  For
1C  ELECTION OF DIRECTOR: JOHN S. CHALSTY
 For  For
1D  ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN
 For  For
1E  ELECTION OF DIRECTOR: JOHN E. FEICK
 For  For
1F  ELECTION OF DIRECTOR: RAY R. IRANI
 For  For
1G  ELECTION OF DIRECTOR: IRVIN W. MALONEY
 For  For
1H  ELECTION OF DIRECTOR: AVEDICK B. POLADIAN
 For  For
1I  ELECTION OF DIRECTOR: RODOLFO SEGOVIA
 For  For
1J  ELECTION OF DIRECTOR: AZIZ D. SYRIANI
 For  For
1K  ELECTION OF DIRECTOR: ROSEMARY TOMICH
 For  For
1L  ELECTION OF DIRECTOR: WALTER L. WEISMAN
 For  For
02  RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT AUDITORS.
 For  For
03 AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO PERMIT STOCKHOLDERS TO CALL SPECIAL MEETINGS.
 For  For
04  REPORT ON ASSESSMENT OF HOST COUNTRY LAWS.
 Against  Against

ORACLE CORPORATION Annual Meeting


Meeting Date: 10/10/2008  for holders as of  08/12/2008

CUSIP: 68389X-105  Ticker: ORCL

Your Control Number: 359069225736

Proxy Ballot:

 01. DIRECTOR(S):
 JEFFREY O. HENLEY    You Voted: For
 LAWRENCE J. ELLISON    You Voted: For
 DONALD L. LUCAS    You Voted: For
 MICHAEL J. BOSKIN    You Voted: For
 JACK F. KEMP    You Voted: For
 JEFFREY S. BERG    You Voted: For
 SAFRA A. CATZ    You Voted: For
 HECTOR GARCIA-MOLINA    You Voted: For
 H. RAYMOND BINGHAM    You Voted: For
 CHARLES E. PHILLIPS, JR    You Voted: For
 NAOMI O. SELIGMAN    You Voted: For
 GEORGE H. CONRADES    You Voted: For
 BRUCE R. CHIZEN    You Voted: For



 02. PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2009 EXECUTIVE BONUS PLAN.
  You Voted: For This Proposal.
  03. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2009.
  You Voted: For This Proposal.
  04.  STOCKHOLDER PROPOSAL ON ADVISORY VOTE ON EXECUTIVE COMPENSATION.
  You Voted: Against This Proposal.

PAREXEL INTERNATIONAL CORPORATION Annual Meeting


Meeting Date: 12/11/2008  for holders as of  10/17/2008

CUSIP: 699462-107    ticker: prxl

Proxy Ballot:

 01. DIRECTOR(S):
 PATRICK J. FORTUNE*    You Voted: For
 ELLEN M. ZANE*    You Voted: For



 02. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2009.

PEPSICO, INC. Control# 603022843773
2009 Annual Meeting of Shareholders

Wednesday, May 6, 2009

For holders as of:  03/06/2009

Cusip:  713448-108               TICKER: PEP

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: S.L. BROWN
 For  For
1B  ELECTION OF DIRECTOR: I.M. COOK
 For  For
1C  ELECTION OF DIRECTOR: D. DUBLON
 For  For
1D  ELECTION OF DIRECTOR: V.J. DZAU
 For  For
1E  ELECTION OF DIRECTOR: R.L. HUNT
 For  For
1F  ELECTION OF DIRECTOR: A. IBARGUEN
 For  For
1G  ELECTION OF DIRECTOR: A.C. MARTINEZ
 For  For
1H  ELECTION OF DIRECTOR: I.K. NOOYI
 For  For
1I  ELECTION OF DIRECTOR: S.P. ROCKEFELLER
 For  For
1J  ELECTION OF DIRECTOR: J.J. SCHIRO
 For  For
1K  ELECTION OF DIRECTOR: L.G. TROTTER
 For  For
1L  ELECTION OF DIRECTOR: D. VASELLA
 For  For
1M  ELECTION OF DIRECTOR: M.D. WHITE
 For  For
02  APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
 For  For
03  APPROVAL OF PEPSICO, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN
 For  For
04  SHAREHOLDER PROPOSAL - BEVERAGE CONTAINER RECYCLING (PROXY STATEMENT P. 59)
 Against  Against
05 SHAREHOLDER PROPOSAL - GENETICALLY ENGINEERED PRODUCTS REPORT (PROXY STATEMENT P. 61)
 Against  Against
06  SHAREHOLDER PROPOSAL - CHARITABLE CONTRIBUTIONS REPORT (PROXY STATEMENT P.
63)
 Against  Against
07  SHAREHOLDER PROPOSAL - ADVISORY VOTE ON COMPENSATION (PROXY STATEMENT P. 64)
 Against  Against

PERRIGO COMPANY Annual Meeting


Meeting Date: 11/04/2008  for holders as of  09/12/2008

CUSIP: 714290-103          PRGO

Proxy Ballot:

 01. DIRECTOR(S):
 MOSHE ARKIN    You Voted: For
 GARY K. KUNKLE, JR.    You Voted: For
 HERMAN MORRIS, JR.    You Voted: For
 BEN-ZION ZILBERFARB    You Voted: For



 02.  APPROVAL OF THE PROPOSED ANNUAL INCENTIVE PLAN.
  You Voted: For This Proposal.
  03. APPROVAL OF THE PROPOSED AMENDMENT AND RESTATEMENT OF THE 2003 LONG-TERM INCENTIVE PLAN.
  You Voted: For This Proposal.

POTASH CORPORATION OF SASKATCHEWAN INC.
2009 ANNUAL AND SPECIAL MEETING of Shareholders

Thursday, May 7, 2009

For holders as of:  03/12/2009

Cusip:  73755L-107     Ticker: POT


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   C.M. BURLEY
2)   W.J. DOYLE
3)   J.W. ESTEY
4)   C.S. HOFFMAN
5)   D.J. HOWE
6)   A.D. LABERGE
7)   K.G. MARTELL
8)   J.J. MCCAIG
9)   M. MOGFORD
10)   P.J. SCHOENHALS
11)   E.R. STROMBERG
12)   E. VIYELLA DE PALIZA
 For  For All Nominees

1)   C.M. BURLEY
2)   W.J. DOYLE
3)   J.W. ESTEY
4)   C.S. HOFFMAN
5)   D.J. HOWE
6)   A.D. LABERGE
7)   K.G. MARTELL
8)   J.J. MCCAIG
9)   M. MOGFORD
10)   P.J. SCHOENHALS
11)   E.R. STROMBERG
12)   E. VIYELLA DE PALIZA

02  THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF THE CORPORATION.
 For  For
03 THE RESOLUTION (ATTACHED AS APPENDIX B TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) APPROVING THE ADOPTION OF A NEW PERFORMANCE OPTION PLAN, THE FULL TEXT OF WHICH IS ATTACHED AS APPENDIX C TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.
 For  For
04 THE SHAREHOLDER PROPOSAL (ATTACHED AS APPENDIX D TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR).
 Against  Against






































THE PROCTER & GAMBLE COMPANY Annual Meeting


Meeting Date: 10/14/2008  for holders as of  08/15/2008

CUSIP: 742718-109  Ticker: PG

Your Control Number: 664405887147

Proxy Ballot:

 01. DIRECTOR(S):
 KENNETH I. CHENAULT    You Voted: For
 SCOTT D. COOK    You Voted: For
 RAJAT K. GUPTA    You Voted: For
 A.G. LAFLEY    You Voted: For
 CHARLES R. LEE    You Voted: For
 LYNN M. MARTIN    You Voted: For
 W. JAMES MCNERNEY, JR.    You Voted: For
 JOHNATHAN A. RODGERS    You Voted: For
 RALPH SNYDERMAN, M.D.    You Voted: For
 MARGARET C. WHITMAN    You Voted: For
 PATRICIA A. WOERTZ    You Voted: For
 ERNESTO ZEDILLO    You Voted: For



 02. RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM You Voted: For This Proposal.
  03.  AMEND COMPANY'S AMENDED ARTICLES OF INCORPORATION TO ADOPT MAJORITY
VOTING
  You Voted: For This Proposal.
  04.  SHAREHOLDER PROPOSAL #1 - ROTATE SITE OF ANNUAL MEETING
  You Voted: Against This Proposal.
  05.  SHAREHOLDER PROPOSAL #2 - ADVISORY VOTE ON EXECUTIVE COMPENSATION
  You Voted: Against This Proposal.

RESEARCH IN MOTION LIMITED Control# 232046452571
2009 Annual Meeting of Shareholders

Tuesday, July 14, 2009

For holders as of:  05/26/2009               ticker: RIMM

Cusip:  760975-102

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   MIKE LAZARIDIS
2)   JAMES ESTILL
3)   DAVID KERR
4)   ROGER MARTIN
5)   JOHN RICHARDSON
6)   BARBARA STYMIEST
7)   JOHN WETMORE
 For  For All Nominees

1)   MIKE LAZARIDIS
2)   JAMES ESTILL
3)   DAVID KERR
4)   ROGER MARTIN
5)   JOHN RICHARDSON
6)   BARBARA STYMIEST
7)   JOHN WETMORE

02 IN RESPECT OF THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.
 For  For  VARIAN MEDICAL SYSTEMS, INC. Control# 374004148633
2009 Annual Meeting of Shareholders

Thursday, February 12, 2009

For holders as of:  12/15/2008

Cusip:  92220P-105               Ticker: VAR


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   TIMOTHY E. GUERTIN*
2)   DAVID W. MARTIN, JR MD*
3)   R. NAUMANN-ETIENNE*
4)   V. THYAGARAJAN**
 For  For All Nominees

1)   TIMOTHY E. GUERTIN*
2)   DAVID W. MARTIN, JR MD*
3)   R. NAUMANN-ETIENNE*
4)   V. THYAGARAJAN**

02 TO APPROVE AN AMENDMENT TO THE SECOND AMENDED AND RESTATED VARIAN MEDICAL SYSTEMS, INC. 2005 OMNIBUS STOCK PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR AWARDS THEREUNDER.
 For  For
03  TO APPROVE THE VARIAN MEDICAL SYSTEMS, INC. MANAGEMENT INCENTIVE PLAN.
 For  For
04 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS VARIAN MEDICAL SYSTEMS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.
 For  For

ROCK-TENN COMPANY Annual Meeting


Meeting Date: 01/30/2009  for holders as of  11/28/2008

CUSIP: 772739-207    Ticker: RKT

Proxy Ballot:

 1. DIRECTOR(S):
 JOHN D. HOPKINS    You Voted: For
 JAMES A. RUBRIGHT    You Voted: For
 BETTINA M. WHYTE    You Voted: For
 JAMES E. YOUNG    You Voted: For



 2. TO ADOPT AND APPROVE AN AMENDMENT TO THE ROCK-TENN COMPANY 2004 INCENTIVE STOCK PLAN TO INCREASE BY 1,200,000 THE NUMBER OF OUR CLASS A COMMON STOCK AVAILABLE FOR EQUITY AWARDS UNDER THE PLAN, TO ADD TO THE PLAN CASH BONUS INCENTIVES AS AWARDS THAT CAN BE GRANTED AS ALTERNATIVES TO STOCK GRANTS OR STOCK UNIT GRANTS, AND AS MORE FULLY DESCRIBED IN THE PROXY MATERIALS.
  You Voted: For This Proposal.
  3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ROCK-TENN COMPANY.
  You Voted: For This Proposal.

UNITED TECHNOLOGIES CORPORATION Control# 894378310491
2009 Annual Meeting of Shareholders

Wednesday, April 8, 2009

For holders as of:  02/10/2009

Cusip:  913017-109   Ticker: UTX


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   LOUIS R. CHENEVERT
2)   GEORGE DAVID
3)   JOHN V. FARACI
4)   JEAN-PIERRE GARNIER
5)   JAMIE S. GORELICK
6)   CARLOS M. GUTIERREZ
7)   EDWARD A. KANGAS
8)   CHARLES R. LEE
9)   RICHARD D. MCCORMICK
10)   HAROLD MCGRAW III
11)   RICHARD B. MYERS
12)   H. PATRICK SWYGERT
13)   ANDRE VILLENEUVE
14)   CHRISTINE TODD WHITMAN
 For  For All Nominees

1)   LOUIS R. CHENEVERT
2)   GEORGE DAVID
3)   JOHN V. FARACI
4)   JEAN-PIERRE GARNIER
5)   JAMIE S. GORELICK
6)   CARLOS M. GUTIERREZ
7)   EDWARD A. KANGAS
8)   CHARLES R. LEE
9)   RICHARD D. MCCORMICK
10)   HAROLD MCGRAW III
11)   RICHARD B. MYERS
12)   H. PATRICK SWYGERT
13)   ANDRE VILLENEUVE
14)   CHRISTINE TODD WHITMAN

02  APPOINTMENT OF INDEPENDENT AUDITORS
 For  For
03  SHAREOWNER PROPOSAL: OFFSETS FOR FOREIGN MILITARY SALES
 Against  Against

VANGUARD FEDERAL MONEY MARKET FD INV CL Control# 419770121595
2009 Special Meeting of Shareholders

Thursday, July 2, 2009

For holders as of:  04/06/2009

Cusip:  922906-300               ticker: VMFXX

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   JOHN J. BRENNAN
2)   CHARLES D. ELLIS
3)   EMERSON U. FULLWOOD
4)   RAJIV L. GUPTA
5)   AMY GUTMANN
6)   JOANN HEFFERNAN HEISEN
7)   F. WILLIAM MCNABB III
8)   ANDRE F. PEROLD
9)   ALFRED M. RANKIN, JR.
10)   PETER F. VOLANAKIS
 For  For All Nominees

1)   JOHN J. BRENNAN
2)   CHARLES D. ELLIS
3)   EMERSON U. FULLWOOD
4)   RAJIV L. GUPTA
5)   AMY GUTMANN
6)   JOANN HEFFERNAN HEISEN
7)   F. WILLIAM MCNABB III
8)   ANDRE F. PEROLD
9)   ALFRED M. RANKIN, JR.
10)   PETER F. VOLANAKIS

2A  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: PURCHASING AND SELLING REAL ESTATE.
 For  For
2B  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: ISSUING SENIOR SECURITIES.
 For  For
2C  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: BORROWING MONEY.
 For  For
2D  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: MAKING LOANS.
 For  For
2E  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: PURCHASING AND SELLING COMMODITIES.
 For  For
2F  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR GROUP OF INDUSTRIES.
 For  For
2G  TO APPROVE UPDATING AND STANDARDIZING THE FUND(S) FUNDAMENTAL POLICIES
REGARDING: ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT REQUIRED BY LAW.
 For  For

ZOLL MEDICAL CORPORATION Annual Meeting


Meeting Date: 01/20/2009  for holders as of  12/05/2008

CUSIP: 989922-109          Ticker: Zoll

Proxy Ballot:

 01. DIRECTOR(S):
 THOMAS M. CLAFLIN, II    You Voted: For
 RICHARD A. PACKER    You Voted: For



 02. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED 2001 STOCK INCENTIVE PLAN.
  You Voted: For This Proposal.
  03. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED 2006 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN.
  You Voted: For This Proposal.
  04. PROPOSAL TO RATIFY THE SELECTION OF BDO SEIDMAN, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 27, 2009.
  You Voted: For This Proposal.





















                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Performance Fund
            ---------------------

By: /s/__________________________________________________________
          James M. Johnson, President

Date: July 20, 2009
      -------------



By: /s/__________________________________________________________
          Kathleen Carlson, Treasurer

Date:  July 20, 2009
       -------------